OPERATING INCOME - Other operating income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING INCOME
Leases and related services	$ 1,771,016	$ 1,362,677	$ 936,574
Net foreign exchange and Derivatives Foreign exchange contracts	1,215,064	(373,045)	296,534
Investment property valuation	197,526	236,617	67,762
Gains on sale of assets	170,910	171,482	227,445
Logistics services	136,118	165,738	140,451
Insurance	86,330	92,294	54,833
Other reversals	67,617	64,467	56,381
Penalties for failure to contracts	13,855	6,833	15,680
Others	321,214	326,372	226,481
Total Other operating income	3,979,650	2,053,435	2,022,141
Operating leases
OPERATING INCOME
Leases and related services	833,244	649,693	412,286
Other related leasing services
OPERATING INCOME
Leases and related services	660,442	541,436	375,275
Property leases
OPERATING INCOME
Leases and related services	228,325	157,511	139,021
Other assets
OPERATING INCOME
Leases and related services	$ 49,005	$ 14,037	$ 9,992